Summary of Operating Segments by Geographic Locations (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jan. 01, 2023
Disclosure of geographical areas [Line Items]
Revenue	$ 1,902,328	$ 1,937,854
Total assets	2,956,315	3,019,035	$ 2,876,123
United States [Member]
Disclosure of geographical areas [Line Items]
Revenue	590,641	861,915
Total assets	1,292,983	1,226,256
Canada [Member]
Disclosure of geographical areas [Line Items]
Revenue	1,106,163	929,639
Total assets	1,206,868	1,246,069
International [Member]
Disclosure of geographical areas [Line Items]
Revenue	205,524	146,300
Total assets	$ 456,464	$ 546,710